DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS	12 Months Ended
Dec. 31, 2019
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS
8.	DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS

a)	Other receivables

	2019		2018
	Current	Non Current	Current	Non Current
Turnover tax balance	50,711	-	-	-
Income tax credit balance (1)	42,607	-	-	-
VAT credit balance	1,018,621	-	461,916	-
Other tax receivables	1,227	1,401	15,365	3,144
Prepaid expenses	90,714	-	73,464	-
Advances to suppliers	1,181,972	-	2,847,433	-
Subsidies receivables	143,829	-	450,523	-
Other Receivables UT	39,009	-	45,697	-
Others	329,387	7,603	202,248	9,521
Total	2,898,077	9,004	4,096,646	12,665

(1) Provision, net of advances paid withholdings and perceptions.

b)	Trade receivables

	2019		2018
	Current	Non Current	Current	Non Current
Commons	6,329,258	-	4,788,890	-
UT	13,813	-	31,446	-
Natural Gas Transportation	3,774,497	-	2,549,704	-
Production and Commercialization of Liquids	1,903,005	-	1,680,674	-
Other services	637,943	-	527,066	-
Related parties (Note 21)	279,457	-	206,079
Natural Gas Transportation	154,009	-	112,671	-
Production and Commercialization of Liquids	53,744	-	12,497	-
Other services	71,704	-	80,911	-
Allowance for doubtful accounts	(134,956)	-	(203,860)	-
Total	6,473,759	-	4,791,109	-

The movement of the allowance for doubtful accounts is as follows:

Balances as of December 31, 2017	-
Additions (1)	203,860
Applications	-
Reversals	-
Balances as of December 31, 2018	203,860
Inflation adjustment restatement	(71,339)
Additions (1)	2,435
Applications	-
Reversals	-
Balances as of December 31, 2019	134,956

(1) The total amount is recorded in Selling Expenses

c)	Cash and cash equivalents

	2019	2018
Cash and banks	1,123,051	9,174,577
UT Cash and banks	2,758	235
Time deposits	-	938,544
Mutual funds in Argentine Pesos	1,029,644	3,302,476
Interest-bearing accounts	7,609,748	12,167,206
UT Mutual funds	-	22,099
Total	9,765,201	25,605,137

d)	Contract liabilities

	2019		2018
	Current	Non Current	Current	Non Current
Natural Gas Transportation	98,460	1,744,944	104,572	1,844,227
Production and Commercialization of Liquids	38,387	341,698	39,249	392,388
Other services	62,386	840,184	3,104	23,261
UT	20,568	-	52,408	-
Total	219,801	2,926,826	199,333	2,259,876

During 2019 and 2018 financial years, the Company recognized Ps. 139,207 and Ps. 182,784, respectively, in revenues for sales from contracts with clients in the Statement of Comprehensive Income, which had been included in the balance at the beginning of each year.

e)	Other payables

	2019		2018
	Current	Non Current	Current	Non Current
Payable for compensation for the Board of Directors and Supervisory Committee	8,498	-	8,321	-
Others	1,744	-	2,529	-
UT Other liabilities	277,417	-	113,253	-
Total	287,659	-	124,103	-

f)	Taxes payables

	2019		2018
	Current	Non Current	Current	Non Current
Health and safety tax	12,989	-	13,522	-
Withholdings and perceptions made to third parties	148,052	-	170,174	-
Turnover Tax	85,283	-	96,474	-
Withholding Tax	71,998	-	-	-
UT Others	341	-	4,233	-
Others	34,520	-	26,680	-
Total	353,183	-	311,083	-

g)	Trade payables

	2019		2018
	Current	Non Current	Current	Non Current
Suppliers	3,875,928	-	4,304,927	-
UT Suppliers	109,876	-	138,837	-
Customers (credit balances)	6,164	-	3,438	-
Related companies	121,603	-	309,352	-
Total	4,113,571	-	4,756,554	-

h)	Revenues

	2019	2018	2017
Sales of goods and services	48,359,045	51,773,746	30,159,782
Subsidies	202,449	625,677	534,806
Total	48,561,494	52,399,423	30,694,588

Disaggregation of revenues

Below is a table in which revenues are disaggregated considering the type of market and the opportunity to satisfy performance obligations:

Year ended December 31, 2019
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Total
Primary geographical market:
External market	-	9,144,860	-	-	9,144,860
Local market	22,620,423	13,993,322	2,526,643	276,246	39,416,634
Total	22,620,423	23,138,182	2,526,643	276,246	48,561,494
Timing of revenue recognition:
Over the time	22,620,423	1,226,814	2,526,643	276,246	26,650,126
At a point in time	-	21,911,368	-	-	21,911,368
Total	22,620,423	23,138,182	2,526,643	276,246	48,561,494

Year ended December 31, 2018
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Total
Primary geographical market:
External market	-	9,269,086	-	-	9,269,086
Local market	23,785,660	16,309,287	2,784,534	250,856	43,130,337
Total	23,785,660	25,578,373	2,784,534	250,856	52,399,423
Timing of revenue recognition:
Over the time	23,785,660	1,084,994	2,784,534	250,856	27,906,044
At a point in time	-	24,493,379	-	-	24,493,379
Total	23,785,660	25,578,373	2,784,534	250,856	52,399,423

Year ended December 31, 2017
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Total
Primary geographical market:
External market	-	6,664,863	-	-	6,664,863
Local market	11,469,824	10,524,331	1,844,712	190,858	24,029,725
Total	11,469,824	17,189,194	1,844,712	190,858	30,694,588
Timing of revenue recognition:
Over the time	11,469,824	822,760	1,844,712	190,858	14,328,154
At a point in time	-	16,366,434	-	-	16,366,434
Total	11,469,824	17,189,194	1,844,712	190,858	30,694,588

Detailed information of revenues on each business segment for the years ended December 31, 2019, 2018 and 2017 is disclosed below:

i.	Natural Gas Transportation:

	2019	2018	2017
Firm	18,521,215	18,834,776	8,971,393
Access and Charge	835,721	870,398	666,979
Interruptible and Others	3,263,487	4,080,486	1,831,452
Total	22,620,423	23,785,660	11,469,824

ii.	Production and Commercialization of Liquids:

	2019	2018	2017
Product	21,708,919	23,867,702	15,776,153
Services	1,226,814	1,084,994	878,235
Government grants	202,449	625,677	534,806
Total	23,138,182	25,578,373	17,189,194

iv.	Other services:

	2019	2018	2017
Conditioning and treatment	1,273,070	1,130,820	841,091
Operation and maintenance	651,665	738,568	637,752
Steam sales	231,565	210,387	148,582
Construction	11,899	32,799	213,270
UT Construction	187,686	666,402	-
Transportation and conditioning of Naural Gas in Vaca Muerta	165,725	-	-
Others	5,033	5,558	4,017
Total	2,526,643	2,784,534	1,844,712

i)	Cost of sales

	2019	2018	2017
Inventories at the beginning of the year	554,218	282,659	371,470
Purchases	12,052,590	13,630,238	9,250,971
Operating costs (Note 8.i.)	12,076,335	11,544,187	9,021,164
Inventories at the end of the year	(307,640)	(554,218)	(282,659)
Total	24,375,503	24,902,866	18,360,946

j)	Expenses by nature – Information required under art. 64 paragraph I, clause B) Commercial Companies Law

	2019
		Operating expenses
Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses
Salaries, wages and other compensations	3,193,390	1,463,206	953,222	604,578	172,384		-
Social security taxes	595,112	271,610	170,506	117,055	35,941		-
Compensation to Directors and Supervisory Committee	32,528	-	-	32,528	-		-
Professional services fees	483,128	15,383	248,648	186,970	32,127		-
Technical operator assistance fees	1,144,777	776,200	368,577	-	-		-
Materials	387,772	169,415	218,357	-	-		-
Third parties services	435,870	180,037	222,864	24,485	8,484		-
Telecommunications and post expenses	44,810	12,956	6,097	23,952	1,805		-
Rents	43,758	12,717	21,141	8,888	1,012		-
Transports and freight	115,986	73,000	40,551	2,435	-		-
Easements	91,941	87,367	4,574	-	-		-
Offices supplies	13,332	4,019	2,310	5,183	1,820		-
Travels expenses	132,485	65,497	35,936	27,340	3,712		-
Insurance	96,399	47,111	38,101	6,391	4,796		-
Property, plant and equipment maintenance	2,566,969	2,233,041	298,406	35,522	-		-
Depreciation of property, plant and equipment	3,695,615	2,842,666	697,391	155,558	-		-
Taxes and contributions	3,044,070	334,176	24,473	3,903	2,681,518	(1)	-
Advertising	90,137	-	-	-	90,137		-
Doubtful accounts	2,435	-	-	-	2,435		-
Banks expenses	19,308	-	-	19,308	-		-
Interests expense	2,509,815	-	-	-	-		2,509,815
Foreign exchange loss	15,636,514	-	-	-	-		15,636,514
Capitalized financial costs	(446,195)	-	-	-	-		(446,195)
Costs of services rendered to third parties	13,664	-	13,664	-	-		-
Other expenses	132,706	79,239	43,877	6,204	3,386		-

Total 2019	34,076,326	8,667,640	3,408,695	1,260,300	3,039,557		17,700,134

(1) Includes tax on exports for Ps. 843,418 for the year ended December 31, 2019.

	2018
		Operating expenses
Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses
Salaries, wages and other contributions	2,942,737	1,370,862	873,457	549,048	149,370		-
Social security taxes	492,620	222,669	130,665	107,092	32,194		-
Compensation to Directors and Supervisory Committee	39,718	-	-	39,718	-		-
Professional services fees	422,573	10,841	208,637	192,647	10,448		-
Technical operator assistance fees	2,026,244	1,289,165	737,079	-	-		-
Materials	344,492	105,664	238,828	-	-		-
Third parties services	402,701	157,394	200,379	30,443	14,485		-
Telecommunications and post expenses	33,498	6,455	4,395	21,933	715		-
Rents	38,129	11,779	15,846	9,147	1,357		-
Transports and freight	104,751	64,965	35,357	4,429	-		-
Easements	83,186	83,186	-	-	-		-
Offices supplies	10,763	3,647	1,324	4,815	977		-
Travels expenses	131,177	58,722	41,135	25,222	6,098		-
Insurance	101,944	58,713	36,451	6,775	5		-
Property, plant and equipment maintenance	1,946,371	1,700,665	221,697	24,009	-		-
Depreciation of property, plant and equipment	3,419,820	2,481,136	527,193	411,491	-		-
Taxes and contributions	2,578,080	262,317	30,893	3,274	2,281,596	(1)	-
Advertising	7,470	-	-	-	7,470		-
Doubtful accounts	203,860	-	-	-	203,860		-
Banks expenses	18,691	-	-	18,691	-		-
Interests expense	2,577,365	-	-	-	-		2,577,365
Foreign exchange loss	20,185,935	-	-	-	-		20,185,935
Costs of services rendered to third parties	254,250	-	254,250	-	-		-
Other expenses	135,374	56,152	42,269	30,846	6,107		-

Year ended Deccember 31, 2018	38,501,749	7,944,332	3,599,855	1,479,580	2,714,682		22,763,300

(1) Includes tax on exports of Ps. 382,863 for the year ended December 31, 2018.

	2017
		Operating expenses
Accounts	Total	Regulated Activities	Non Regulated\ Activities	Administrative expenses	Selling expenses		Financial expenses
Salaries, wages and other compensations	2,755,821	1,329,370	721,780	550,569	154,102		-
Social security taxes	474,525	208,944	123,835	108,080	33,666		-
Compensation to Directors and Supervisory Committee	21,253	-	-	21,253	-		-
Professional services fees	153,215	3,706	7,585	129,187	12,737		-
Technical operator assistance fees	887,901	400,020	487,881	-	-		-
Materials	149,305	46,117	103,188	-	-		-
Third parties services	317,596	132,233	159,075	26,288	-		-
Telecommunications and post expenses	24,756	3,307	3,034	17,223	1,192		-
Rents	16,828	4,863	2,432	8,372	1,161		-
Transports and freight	89,022	52,995	30,416	5,560	51		-
Easements	54,249	54,249	-	-	-		-
Offices supplies	8,633	2,561	900	4,027	1,145		-
Travels expenses	47,741	21,350	7,865	13,831	4,695		-
Insurance	81,007	47,294	26,962	6,013	738		-
Property, plant and equipment maintenance	1,546,413	1,331,530	198,875	13,290	2,718		-
Depreciation of property, plant and equipment	3,107,746	2,414,921	500,115	192,710	-		-
Taxes and contributions	1,413,444	327,852	20,606	1,824	1,063,162	(1)	-
Advertising	1,180	-	5	-	1,175		-
Doubtful accounts	(35,989)	-	-	-	(35,989)		-
Banks expenses	11,102	-	-	11,102	-		-
Interests expense	1,301,985	-	-	-	-		1,301,985
Foreign exchange loss	1,718,617	-	-	-	-		1,718,617
Other financial charges	258,315	-	-	-	-		258,315
Costs of services rendered to third parties	177,326	-	177,326	-	-		-
Other expenses	88,909	47,134	20,838	19,607	1,330		-

Total 2017	14,670,900	6,428,446	2,592,718	1,128,936	1,241,883		3,278,917

(1) Includes tax on exports for Ps. 1,978 for the year ended December 31, 2017

k)	Net financial results

	2019	2018	2017
Financial income
Interest income	719,559	2,069,473	204,776
Foreign exchange gain	7,815,595	12,559,251	863,880
Subtotal	8,535,154	14,628,724	1,068,656
Financial expenses
Interest expense	(2,509,815)	(2,577,365)	(1,301,985)
Foreign exchange loss	(15,636,514)	(20,185,935)	(1,718,617)
less: Capitalized finance costs	446,195	-	-
Subtotal	(17,700,134)	(22,763,300)	(3,020,602)
Other financial results
Derivative financial instruments results	(19,172)	163,192	-
Fair value gains on financial instruments through profit or loss	542,218	2,112,016	680,678
Others	(409,659)	(374,619)	(258,315)
Subtotal	113,387	1,900,589	422,363
Gain on net monetary position	6,154,172	1,855,519	716,821
Total	(2,897,421)	(4,378,468)	(812,762)

In accordance with the provisions of IAS 29, the Company opted to present the gain on the monetary position in a single line included in the financial results. This exposure implies that the nominal magnitudes of the financial results have been adjusted for inflation. The real magnitudes of financial results are different from the components of financial results presented above. For additional information see Note 4.d., to these consolidated financial statements.

l)	Other operating expenses

	2019	2018	2017
Net increase in provisions (1)	(156,124)	(1,185,743)	(351,039)
Recovery of insurance	-	36,726	299,495
Write off of other receivables	-	-	(161,596)
Others	28,598	(221,302)	(204,663)
Total	(127,526)	(1,370,319)	(417,803)

(1) Including interest and legal expenses

m)	Other financial assets at amortized cost

	2019		2018
	Current	Non Current	Current	Non Current
VRD bonds	3,355	5,403	8,790	13,476
US Treasury Bills	1,040,605	-	-	-
Total	1,043,960	5,403	8,790	13,476

n)	Payroll and social security taxes payable

	2019		2018
	Current	Non Current	Current	Non Current
Vacation benefit payable	305,847	-	262,577	-
Annual bonus payable	205,541	-	205,159	-
Social security taxes payable	130,942	-	103,654	-
UT	6,121		18,766
Total	648,451	-	590,156	-